Note 5 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 42-1039071 002 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]

NOTE 5 – FAIR VALUE MEASUREMENTS

GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described as follows:

Level 1:	Inputs to the valuation methodology are quoted prices, unadjusted, for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2:

Inputs to the valuation methodology include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatility, prepayment speeds, credit risk); or, inputs derived principally from or can be corroborated by observable market data by correlation or other means.

If the asset or liability has a specified term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3:

Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Level 3 assets and liabilities include financial instruments whose value is determined using discounted cash flow methodologies, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Common/collective trust: Valued at the net asset value (NAV) of units of the bank collective trust. NAV is a readily determinable fair value and is the basis for current transactions. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

Common stocks: Valued at the closing price reported on the active market on which the individual securities are traded.

Money market account: Valued at cost, which approximates fair value.

The following table presents the balances of assets measured at fair value by level as of December 31:

2025
Description	Level 1	Level 2	Level 3	Total

Assets:
Mutual funds	$74,942,125	$-	$-	$74,942,125

Common/collective trust	-	1,989,677	-	1,989,677

Common stock fund:
Ames National Corporation, common stock	2,101,230	-	-	2,101,230
Money market account	-	10,307	-	10,307
Total common stock fund	2,101,230	10,307	-	2,111,537

Total investments at fair value	$77,043,355	$1,999,984	$-	$79,043,339

2024
Description	Level 1	Level 2	Level 3	Total

Assets:
Mutual funds	$63,682,720	$-	$-	$63,682,720

Common/collective trust	-	2,339,405	-	2,339,405

Common stock fund:
Ames National Corporation, common stock	1,371,741	-	-	1,371,741
Money market account	-	4,968	-	4,968
Total common stock fund	1,371,741	4,968	-	1,376,709

Total investments at fair value	$65,054,461	$2,344,373	$-	$67,398,834